Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at the beginning at Dec. 31, 2017	$ 2,000	$ 471		$ (5,091)	$ (2,620)
Balance at the beginning (in shares) at Dec. 31, 2017	20,000,000
Increase Decrease In Stockholders Equity [Roll Forward]
Contributed capital		2,400			2,400
Common stock cancelled	$ (2,000)	2,000
Common stock cancelled (in shares)	(20,000,000)
Common stock issued for cash	$ 501	9,999	(30)		$ 10,470
Common stock issued for cash (in shares)	5,005,000				5,005,000
Shares issued with merger	$ 300	(300)
Shares issued with merger (in shares)	3,000,000
Common stock issued for cash - related party	$ 440				$ 440
Common stock issued for cash - related party (in shares)	4,405,000
Recapitalization of reverse merger		(650)			(650)
Net loss				25,385	25,385
Balance at the end at Dec. 31, 2018	$ 1,241	13,920	(30)	20,294	35,425
Balance at the end (in shares) at Dec. 31, 2018	12,410,000
Increase Decrease In Stockholders Equity [Roll Forward]
Contributed capital		1,250			1,250
Common stock issued for cash	$ 85	149,915	30		150,030
Common stock issued for cash (in shares)	850,000
Common stock issued for services	$ 18	43,732			43,750
Common stock issued for services (in shares)	175,000
Common stock issued for license agreement - related party	$ 500	149,500			150,000
Common stock issued for license agreement - related party (in shares)	5,000,000
Net loss				(442,806)	(442,806)
Balance at the end at Dec. 31, 2019	$ 1,844	$ 358,317		$ (422,512)	$ (62,351)
Balance at the end (in shares) at Dec. 31, 2019	18,435,000